Risk management - Disclosure of Detailed Information about Accounts Receivable (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of accounts receivables [line items]
Accounts receivables	$ 40.8	$ 65.6
Current [member]
Disclosure of accounts receivables [line items]
Accounts receivables	29.5	47.5
Later than one month and not later than three months [member]
Disclosure of accounts receivables [line items]
Accounts receivables	5.6	9.4
Later than three months [member]
Disclosure of accounts receivables [line items]
Accounts receivables	$ 5.7	$ 8.7